OTHER ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other administrative expenses

	R$ thousands
	Year ended December 31
	2024	2023	2022
Outsourced services	(5,063,242)	(4,621,396)	(4,518,109)
Communication	(667,275)	(859,605)	(1,067,495)
Data processing	(2,485,590)	(2,245,256)	(2,159,413)
Advertising and marketing	(1,178,882)	(1,094,300)	(1,704,618)
Asset maintenance	(1,394,827)	(1,361,129)	(1,340,683)
Financial system	(1,456,682)	(1,625,586)	(1,561,041)
Rental	(138,169)	(50,968)	(116,775)
Security and surveillance	(535,032)	(588,602)	(582,261)
Transport	(700,702)	(747,356)	(774,405)
Water, electricity and gas	(343,500)	(332,342)	(346,564)
Advances to FGC (Deposit Guarantee Association)	(812,561)	(783,854)	(714,721)
Supplies	(140,124)	(122,965)	(112,857)
Travel	(142,942)	(108,158)	(68,239)
Other	(1,523,438)	(1,744,743)	(1,507,429)
Total	(16,582,966)	(16,286,260)	(16,574,610)